Equity (Details) $ / shares in Units, ¥ / shares in Thousands																																						12 Months Ended
	Jun. 24, 2025 shares	May 30, 2025 $ / shares shares	Mar. 20, 2025 USD ($) $ / shares shares	Mar. 10, 2025 USD ($) shares	Nov. 26, 2024 USD ($) $ / shares	Sep. 24, 2024 $ / shares shares	Sep. 16, 2024 $ / shares shares	Jul. 05, 2024 USD ($) $ / shares shares	May 28, 2024 shares	Mar. 21, 2024 USD ($) $ / shares shares	Feb. 14, 2024 $ / shares shares	Feb. 09, 2024 $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 shares	Sep. 25, 2023 $ / shares shares	Sep. 24, 2023 shares	Sep. 22, 2023 $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Jun. 03, 2023 shares	Apr. 23, 2023 shares	Apr. 13, 2023 shares	Apr. 12, 2023 $ / shares shares	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) shares	Dec. 20, 2022 CNY (¥) shares	Nov. 18, 2022 USD ($) $ / shares shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Sep. 19, 2022 USD ($) shares	Sep. 14, 2022 USD ($) shares	Sep. 08, 2022 $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 30, 2022 USD ($) $ / shares	Jul. 30, 2022 CNY (¥)	Jul. 26, 2022 $ / shares	Jul. 08, 2022 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	May 08, 2025 $ / shares shares	Mar. 10, 2025 ¥ / shares	May 15, 2023 shares
Equity [Line Items]
Ordinary shares, issued																																						4,003,859
Consideration of equity interests																																							$ 841,893	¥ 6,000,000
Total shareholder equity (in Yuan Renminbi) | ¥																																			¥ 39,200,000
Issuance of share value (in Dollars) | $																									$ 9,320													$ 108,065,152	$ 35,733,560		$ 92,979,677
Ordinary shares issued				75,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																																						$ 0.05
Purchase price (in Dollars per share) | $ / shares																								$ 0.492
Aggregate ordinary shares																																							5,263,835	5,263,835	14,042,911	739,453
Consideration value (in Dollars) | $																											$ 3,480,000
Subscription price per share | (per share)																											$ 1																	¥ 200
Additional paid in capital (in Dollars) | $																																					$ 8,493,919
Aggregate proceeds (in Dollars) | $																								$ 20,000,000
Offering expenses (in Dollars) | $			$ 30,000,000					$ 65,000,000
Purchase price (in Dollars) | $				$ 15,000,000																																		$ 108,065,152	$ 35,733,560		$ 92,979,677
Converted shares							1					1					1					1										1
Number of shares outstanding																																1
Reverse stock split, description												one-for-five reverse stock split					one-for-ten reverse stock split					one-for-ten reverse stock split
Converted shares issues																																											1
Authorized share capital (in Dollars) | $					$ 1,000,020,000
Shares designated					10,000,000
After tax rate of net income																																						10.00%
Reserve capital percentage																																						50.00%
Statutory surplus reserve (in Dollars) | $																																						$ 664,100	$ 664,100
Board of Directors [Member]
Equity [Line Items]
Reverse stock split											136
Granted stock awards														340,000
Remaining vested percentage														50.00%
Board of Directors [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Equity [Line Items]
Vesting percentage														50.00%
Investors [Member]
Equity [Line Items]
Reverse stock split		14				14
Share Incentive Plan [Member]
Equity [Line Items]
Reverse stock split						12,000					12,000				12,000
Share incentive plan																																													6,000,000
Ordinary shares granted																																							2,100,000	2,100,000
2024 Omnibus Equity Plan [Member]
Equity [Line Items]
Ordinary shares issued									3,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued																																						4,003,859	4,003,859		4,003,859	4,003,859
Reverse stock split		40,887				40,887
Issuance of share value (in Dollars) | $																																						$ 181,500	$ 1,615		$ 46
Subscription price per share | $ / shares		$ 500	$ 0.3			$ 500
Authorized share capital (in Dollars) | $					$ 1,000,020,000
Shares designated					100,000,000
Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued																																							340,000	340,000
Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares issued	330,000																																					330,000
Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split		2,000,000
Preferred Stock [Member]
Equity [Line Items]
Shares designated					1,000,000,000,000
Restricted Stock [Member] | Ordinary Shares [Member] | Investors [Member]
Equity [Line Items]
Reverse stock split															732
2023 Share Incentive Plan [Member]
Equity [Line Items]
Reverse stock split		104									104				104	104
Share Incentive Plan [Member]
Equity [Line Items]
Reverse stock split		136				136					136
Mr. Xie [Member]
Equity [Line Items]
Reverse stock split						144					144				144						144							144
Consideration of equity interests																																		$ 5,590,000	¥ 389,200,000
Average closing price percentage																																			130.00%
Closing price per shares (in Dollars per share) | $ / shares																																		$ 0.39		$ 0.39
Mr. Xie [Member] | Board of Directors [Member]
Equity [Line Items]
Aggregate share																																										14,438,584
Lin Jianying [Member] | Board of Directors [Member]
Equity [Line Items]
Reverse stock split		3				3					3				3					3								3
Multi Rise Holdings Limited [Member] | Board of Directors [Member]
Equity [Line Items]
Reverse stock split		3				3					3				3						3							3
Issuance of share value (in Dollars) | $																																	$ 3,600,000
Ordinary shares issued																																	16,363,636
Ordinary shares, par value (in Dollars per share) | $ / shares																																	$ 0.0001
Purchase price (in Dollars per share) | $ / shares																																	$ 0.22
Multi Rise Holdings Limited [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued			100,000,000,000,000
Lion Capital LLC [Member]
Equity [Line Items]
Reverse stock split		2				2					2				2						2								2
Issuance of share value (in Dollars) | $																														$ 12,300,000
Ordinary shares issued																															10,343,064
Aggregate ordinary shares																														1,329,729
Consideration value (in Dollars) | $																															$ 783,303
Lion Capital LLC [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 150
Investors [Member]
Equity [Line Items]
Reverse stock split											14				14						14
Aggregate share																											3,480,000
Zhongrun [Member]
Equity [Line Items]
Reverse stock split		19				19					19				19						19
Ordinary shares issued																									4,660,129	4,660,129
Shareholders fair value (in Dollars) | $																									$ 2,853,596
Additional paid in capital (in Dollars) | $																									$ 2,844,276
Securities Purchase Agreements [Member]
Equity [Line Items]
Reverse stock split		20,000				20,000							8,000
Ordinary shares issued										10,000,000			20,000,000					107,317,074						40,650,406
Purchase price (in Dollars per share) | $ / shares																							$ 0.383
Subscription price per share | $ / shares										$ 1.2			$ 0.68
Offering expenses (in Dollars) | $										$ 12,000,000								$ 12,000,000					$ 70,118,618
Reverse stock per share (in Dollars per share) | $ / shares		$ 10				$ 10					$ 10		$ 10		$ 10			$ 0.02
Purchase price (in Dollars) | $													$ 13,600,000
Securities Purchase Agreements [Member] | Investors [Member]
Equity [Line Items]
Reverse stock split		163				163					163				163						163
Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split		4,293				4,293					4,293				4,293
Securities Purchase Agreements [Member] | Ordinary Shares [Member] | Investors [Member]
Equity [Line Items]
Reverse stock split		732				732					732										732
Chuangying [Member] | Board of Directors [Member]
Equity [Line Items]
Acquired equity interest																																			100.00%
Ms. Chen [Member]
Equity [Line Items]
Consideration of equity interests | ¥																										¥ 20,000,000
Equity interests																									20.00%	20.00%
E-Home Household Service Holdings Limited [Member]
Equity [Line Items]
Reverse stock split		9				9					9				9						9							9										44,247,198
E-Home Household Service Holdings Limited [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split		1,090				1,090					1,090				1,090																							27,248,959
E-Home Pingtan [Member]
Equity [Line Items]
Reverse stock split		1,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 10
E-Home Pingtan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					0.001
Share capital extend per share (in Dollars per share) | $ / shares					9.999
Capital Reorganization and Reduction [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share) | $ / shares					0.002
Capital Reorganization and Reduction [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share) | $ / shares					10
Capital Reorganization and Reduction [Member] | Preferred Stock [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share) | $ / shares					0.001
Maximum [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share) | $ / shares							$ 10					$ 1					$ 0.2					$ 0.02										$ 0.002											$ 0.05
Increased of ordinary share (in Dollars per share) | $ / shares							10					1					0.2					0.02										0.002											0.05
Maximum [Member] | Securities Purchase Agreements [Member]
Equity [Line Items]
Subscription price per share | $ / shares								$ 1
Maximum [Member] | E-Home Pingtan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					10
Minimum [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share) | $ / shares							1					0.2					0.02					0.002										0.0001											0.001
Increased of ordinary share (in Dollars per share) | $ / shares							$ 1					$ 0.2					$ 0.02					$ 0.002										$ 0.0001											$ 0.001
Minimum [Member] | E-Home Pingtan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.001
Stock Split [Member]
Equity [Line Items]
Ordinary shares, issued																																						20,443,634
Stock Split [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split		130,000				130,000
Ordinary Shares [Member] | 2023 Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares issued																			2,600,000
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Equity [Line Items]
Ordinary shares issued								65,000,000															183,077,333
Subscription price per share | $ / shares		$ 10				$ 10
Private Placement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Subscription price per share | $ / shares		$ 100